Activities of Orange Bank - Loans and receivables components (Details) - Operating segments [member] - Orange Bank, operating segment [member] € in Millions	Jun. 30, 2020 EUR (€)
Overdraft [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	€ 849
Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and receivables to customers	€ 858